Commitments And Contingencies (Schedule Of Silzone Legal Accrual And Insurance Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Commitments And Contingencies [Abstract]
Silzone legal accrual	$ 21,657	$ 24,032
Silzone insurance receivable	$ 14,975	$ 12,799